Significant Accounting Policies (Schedule of Other Current Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Prepaid expenses	$ 71	$ 65
Value-added tax receivable	22	37
Advances to subcontractors	10	20
Other miscellaneous assets	18	24
Total other current assets	$ 121	$ 146